Fair Value Measurements - Valuation techniques (Details)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value Measurement Inputs and Valuation Techniques
Assets, Fair Value	$ 557,006,957	$ 467,201,619	$ 419,407,194
Liabilities, Fair Value	453,185,457	370,793,089	239,327,483
Revolving line of credit
Fair Value Measurement Inputs and Valuation Techniques
Assets, Fair Value	104,261,047	60,690,198
Level 3
Fair Value Measurement Inputs and Valuation Techniques
Assets, Fair Value	557,006,957	467,201,619	419,407,194
Liabilities, Fair Value	368,945,757	285,582,964	239,327,483
Level 3 | Revolving line of credit
Fair Value Measurement Inputs and Valuation Techniques
Liabilities, Fair Value	64,953,549	38,575,895	0
Level 3 | Loans held for investment, net
Fair Value Measurement Inputs and Valuation Techniques
Assets, Fair Value	544,060,026	454,840,551	415,113,225
Level 3 | Loans Held For Investment Acquired Through Participation
Fair Value Measurement Inputs and Valuation Techniques
Assets, Fair Value	12,946,931	12,361,068	4,293,969
Level 3 | Term loans payable
Fair Value Measurement Inputs and Valuation Techniques
Liabilities, Fair Value		94,344,595	107,248,555
Level 3 | Repurchase agreement payables
Fair Value Measurement Inputs and Valuation Techniques
Liabilities, Fair Value	176,519,149	44,569,600	0
Level 3 | Obligations Under Participation Agreements
Fair Value Measurement Inputs and Valuation Techniques
Liabilities, Fair Value	57,974,834	41,475,060	70,693,207
Level 3 | Mortgage loan payable
Fair Value Measurement Inputs and Valuation Techniques
Liabilities, Fair Value	31,989,884	32,192,785	44,348,689
Level 3 | Secured borrowing
Fair Value Measurement Inputs and Valuation Techniques
Liabilities, Fair Value	$ 37,508,341	$ 34,425,029	$ 17,037,032
Level 3 | Discounted Cash Flow | Discount Rate | Minimum | Revolving line of credit
Fair Value Measurement Inputs and Valuation Techniques
Measurement Input	4	4
Level 3 | Discounted Cash Flow | Discount Rate | Maximum | Revolving line of credit
Fair Value Measurement Inputs and Valuation Techniques
Measurement Input	4	4
Level 3 | Discounted Cash Flow | Discount Rate | Weighted average | Revolving line of credit
Fair Value Measurement Inputs and Valuation Techniques
Measurement Input	4	4
Level 3 | Discounted Cash Flow | Discount Rate | Loans held for investment, net | Minimum
Fair Value Measurement Inputs and Valuation Techniques
Measurement Input	4.14	3.89	5.29
Level 3 | Discounted Cash Flow | Discount Rate | Loans held for investment, net | Maximum
Fair Value Measurement Inputs and Valuation Techniques
Measurement Input	15	15	20.05
Level 3 | Discounted Cash Flow | Discount Rate | Loans held for investment, net | Weighted average
Fair Value Measurement Inputs and Valuation Techniques
Measurement Input	8.3	8.11	10.38
Level 3 | Discounted Cash Flow | Discount Rate | Loans Held For Investment Acquired Through Participation | Minimum
Fair Value Measurement Inputs and Valuation Techniques
Measurement Input	8.45	8.25	12.89
Level 3 | Discounted Cash Flow | Discount Rate | Loans Held For Investment Acquired Through Participation | Maximum
Fair Value Measurement Inputs and Valuation Techniques
Measurement Input	15	15	12.89
Level 3 | Discounted Cash Flow | Discount Rate | Loans Held For Investment Acquired Through Participation | Weighted average
Fair Value Measurement Inputs and Valuation Techniques
Measurement Input	12.33	12.33	12.89
Level 3 | Discounted Cash Flow | Discount Rate | Term loans payable | Minimum
Fair Value Measurement Inputs and Valuation Techniques
Measurement Input		4	5.25
Level 3 | Discounted Cash Flow | Discount Rate | Term loans payable | Maximum
Fair Value Measurement Inputs and Valuation Techniques
Measurement Input		4	5.25
Level 3 | Discounted Cash Flow | Discount Rate | Term loans payable | Weighted average
Fair Value Measurement Inputs and Valuation Techniques
Measurement Input		4	5.25
Level 3 | Discounted Cash Flow | Discount Rate | Repurchase agreement payables | Minimum
Fair Value Measurement Inputs and Valuation Techniques
Measurement Input	1.9	2.45
Level 3 | Discounted Cash Flow | Discount Rate | Repurchase agreement payables | Maximum
Fair Value Measurement Inputs and Valuation Techniques
Measurement Input	3.12	2.74
Level 3 | Discounted Cash Flow | Discount Rate | Repurchase agreement payables | Weighted average
Fair Value Measurement Inputs and Valuation Techniques
Measurement Input	2.54	2.57
Level 3 | Discounted Cash Flow | Discount Rate | Obligations Under Participation Agreements | Minimum
Fair Value Measurement Inputs and Valuation Techniques
Measurement Input	14.6	12.37	9.75
Level 3 | Discounted Cash Flow | Discount Rate | Obligations Under Participation Agreements | Maximum
Fair Value Measurement Inputs and Valuation Techniques
Measurement Input	15	15	20.05
Level 3 | Discounted Cash Flow | Discount Rate | Obligations Under Participation Agreements | Weighted average
Fair Value Measurement Inputs and Valuation Techniques
Measurement Input	14.83	14.31	12.58
Level 3 | Discounted Cash Flow | Discount Rate | Mortgage loan payable | Minimum
Fair Value Measurement Inputs and Valuation Techniques
Measurement Input	6.08	6.08	6.08
Level 3 | Discounted Cash Flow | Discount Rate | Mortgage loan payable | Maximum
Fair Value Measurement Inputs and Valuation Techniques
Measurement Input	6.08	6.08	6.08
Level 3 | Discounted Cash Flow | Discount Rate | Mortgage loan payable | Weighted average
Fair Value Measurement Inputs and Valuation Techniques
Measurement Input	6.08	6.08	6.08
Level 3 | Discounted Cash Flow | Discount Rate | Secured borrowing | Minimum
Fair Value Measurement Inputs and Valuation Techniques
Measurement Input	5.89	6.64	11.25
Level 3 | Discounted Cash Flow | Discount Rate | Secured borrowing | Maximum
Fair Value Measurement Inputs and Valuation Techniques
Measurement Input	5.89	6.64	11.25
Level 3 | Discounted Cash Flow | Discount Rate | Secured borrowing | Weighted average
Fair Value Measurement Inputs and Valuation Techniques
Measurement Input	5.89	6.64	11.25